Disclosures on Financial Instruments - Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency (Detail) - Derivative financial instruments risk management [Member] - Foreign currency forward exchange contracts and options [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Gain loss on hedging reserve due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	₨ 2,136.0	$ 30.9	₨ 71,814.7	₨ 130,521.6
Gain loss on recognised in profit or loss due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	925.0	13.4	(7,371.1)	(9,481.3)
Gain loss on hedging reserve due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(2,335.1)	(33.8)	(83,992.3)	(129,631.5)
Gain loss recognised in profit or loss due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	₨ 6.7	$ 0.1	₨ 10,373.6	₨ 7,679.5